INCOME TAX (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset
Organizational costs/startup expenses	$ 924,537	$ 322,963
Net operating loss carryforward		28,689
Total deferred tax asset	924,537	351,652
Valuation allowance	(924,537)	(351,652)
Deferred tax asset, net of allowance